Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Tax (expense) recovery [Table Text Block]
	Year ended
	December 31,	December 31,
	2021	2020
Income tax expense	$(5,430)	$(139)
Deferred income tax expense	(3,758)	(823)
Total	$(9,188)	$(962)

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year Ended
	December 31,	December 31,
	2021	2020
Net income before tax	$31,759	$7,723
Expected income tax expense based on statutory rate	(8,416)	(2,047)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(9,722)	(3,846)
Tax effect of unrecognized temporary differences and tax losses	(3,465)	1,873
Tax incentives and tax loss benefit not previously recognized	8,712	1,019
Effect of tax rates in foreign jurisdictions	4,971	290
Foreign exchange	(1,268)	1,749
Income tax expense	$(9,188)	$(962)

Disclosure of detailed information about deferred income tax balances [Table Text Block]
	Year ended
	December 31,	December 31,
	2021	2020
Net deferred income tax asset, beginning of the year	$7,178	$10,571
Deferred income tax expense	(3,758)	(823)
Effect of foreign exchange	(77)	(2,570)
Net deferred income tax asset, end of the year	$3,343	$7,178

Disclosure of detailed information about changes in deferred income tax balances [Table Text Block]
	December 31,	December 31,
	2021	2020
Brazil
Recognized deferred tax assets:
Non-capital losses	$10,565	$16,505
Mine properties	1,754	777
Recognized deferred tax liabilities:
Transitional tax regime	(7,713)	(8,721)
Provisions	(4,227)	(3,717)
	$379	$4,844
Canada
Recognized deferred tax assets:
Non-capital losses	$2,009	$2,334
Ireland
Recognized deferred tax assets:
Non-capital losses	$943	$-
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,900	$-
Provisions and other	12	-
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,900)	-
	$12	$-

Net deferred income tax asset	$3,343	$7,178

Disclosure of detailed information about deductible temporary differences [Table Text Block]
	December 31,	December 31,
	2021	2020
Canada
Non-capital loss carry-forwards	$46,921	$46,189
Mine properties, plant and equipment	18,778	18,670
Capital losses and foreign exchange	9,215	11,992
Share issue costs	1,856	3,634
Ireland
Non-capital loss carry-forwards	$-	$7,720
Mine properties, plant and equipment	2	86
U.S.
Non-capital loss carry-forwards	$10,633	$-
Provisions and other	394	-
Mine properties, plant and equipment	584	-

Disclosure of detailed information about expiraton period of non capital losses [Table Text Block]
Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2032	$1,941	2035	$143	2038	$11,315
2033	4,052	2036	2,755	2039	13,751
2034	16,690	2037	3,848	2040	7
					$54,502